Other Operating Income and Expense	12 Months Ended
Dec. 31, 2012
Other Operating Expense
Other Operating Income and Expense

Note 19 – Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2012	2011	2010
Business Promotion	$87.8	$82.1	$81.0
FDIC Insurance Premiums	25.4	29.3	33.9
Staff Related	41.9	37.6	37.4
Other Intangibles Amortization	20.3	17.5	14.4
Other Expenses	107.5	100.6	103.3

Total Other Operating Expense	$282.9	$267.1	$270.0

Others Operating Income
Other Operating Income and Expense

Note 18 – Other Operating Income

The components of other operating income were as follows:

(In Millions)	2012	2011	2010
Loan Service Fees	$64.5	$68.9	$60.3
Banking Service Fees	55.0	54.9	57.3
Other Income	35.4	34.3	28.7

Total Other Operating Income	$154.9	$158.1	$146.3